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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21308

Alger Global Growth Fund

__________________________________________________________________
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York 10003

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1. Schedule of Investments.

ALGER GLOBAL GROWTH FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—92.1%	SHARES	VALUE
BELGIUM—0.8%
BREWERS—0.8%
Anheuser-Busch InBev NV	2,398	$286,478
(Cost $268,238)
BRAZIL—0.6%
INDUSTRIAL MACHINERY—0.6%
WEG SA	39,500	217,046
(Cost $232,867)
CHINA—3.4%
INDUSTRIAL CONGLOMERATES—0.8%
China Everbright International Ltd.	185,000	282,791
INTERNET SOFTWARE & SERVICES—2.1%
Alibaba Group Holding Ltd.#*	3,772	295,499
Tencent Holdings Ltd.	24,885	462,656
		758,155
LIFE & HEALTH INSURANCE—0.5%
China Life Insurance Co., Ltd.	54,000	198,545
TOTAL CHINA
(Cost $965,782)		1,239,491
DENMARK—0.7%
BIOTECHNOLOGY—0.7%
Bavarian Nordic A/S*	5,744	271,392
(Cost $288,215)
FRANCE—1.6%
BIOTECHNOLOGY—0.2%
DBV Technologies SA#*	1,360	59,282
DIVERSIFIED BANKS—0.7%
BNP Paribas SA	4,000	260,154
INTERNET SOFTWARE & SERVICES—0.7%
Criteo SA#*	4,536	241,451
TOTAL FRANCE
(Cost $505,366)		560,887
GERMANY—2.8%
AUTO PARTS & EQUIPMENT—0.8%
Continental AG	1,350	301,769
AUTOMOBILE MANUFACTURERS—2.0%
Bayerische Motoren Werke AG	7,400	741,939
TOTAL GERMANY
(Cost $1,089,131)		1,043,708
INDIA—1.4%
AUTO PARTS & EQUIPMENT—0.7%
Motherson Sumi Systems Ltd.*	43,702	236,885
DIVERSIFIED BANKS—0.7%
Axis Bank Ltd.	29,508	264,873
TOTAL INDIA
(Cost $458,853)		501,758
ITALY—0.5%
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Azimut Holding SpA	7,758	193,750
(Cost $206,445)

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
JAPAN—5.5%
AUTOMOBILE MANUFACTURERS—1.3%
Toyota Motor Corp.	7,000	$466,072
DIVERSIFIED BANKS—1.5%
Mitsubishi UFJ Financial Group, Inc.	73,000	531,163
DIVERSIFIED REAL ESTATE ACTIVITIES—1.1%
Mitsui Fudosan Co., Ltd.	13,861	394,234
ELECTRONIC COMPONENTS—0.9%
Murata Manufacturing Co., Ltd.	2,151	318,637
TIRES & RUBBER—0.7%
Bridgestone Corp.	6,900	260,064
TOTAL JAPAN
(Cost $1,770,844)		1,970,170
MEXICO—1.2%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.6%
Corp Inmobiliaria Vesta SAB de CV	132,105	222,199
GAS UTILITIES—0.6%
Infraestructura Energetica Nova SAB de CV	41,900	203,885
TOTAL MEXICO
(Cost $460,928)		426,084
NETHERLANDS—3.7%
CABLE & SATELLITE—0.5%
Altice SA*	1,600	202,050
DIVERSIFIED BANKS—0.6%
ING Groep NV	12,000	204,058
SEMICONDUCTOR EQUIPMENT—0.9%
ASML Holding NV#	3,200	317,344
SEMICONDUCTORS—1.7%
NXP Semiconductors NV*	6,400	620,736
TOTAL NETHERLANDS
(Cost $1,049,195)		1,344,188
PERU—0.6%
DIVERSIFIED BANKS—0.6%
Credicorp Ltd.	1,648	217,371
(Cost $223,165)
PHILIPPINES—0.5%
PACKAGED FOODS & MEATS—0.5%
Universal Robina Corp.	42,440	177,838
(Cost $175,642)
RUSSIA—0.5%
IT CONSULTING & OTHER SERVICES—0.5%
Luxoft Holding, Inc.*	3,025	189,849
(Cost $170,954)
SOUTH AFRICA—0.7%
PHARMACEUTICALS—0.7%
Aspen Pharmacare Holdings Ltd.	8,508	249,235
(Cost $229,999)
SOUTH KOREA—0.9%
INTERNET SOFTWARE & SERVICES—0.4%
NAVER Corp.	361	162,060

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOUTH KOREA—(CONT.)
SEMICONDUCTORS—0.5%
Samsung Electronics Co., Ltd.	166	$169,033
TOTAL SOUTH KOREA
(Cost $423,123)		331,093
SPAIN—0.3%
DIVERSIFIED BANKS—0.3%
CaixaBank SA*	28,575	127,503
(Cost $165,938)
SWITZERLAND—1.0%
PACKAGED FOODS & MEATS—1.0%
Nestle SA	4,900	370,685
(Cost $360,060)
TAIWAN—0.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
TPK Holding Co., Ltd.*	36,000	122,788
(Cost $225,363)
UNITED KINGDOM—4.5%
HOUSEHOLD PRODUCTS—0.8%
Reckitt Benckiser Group PLC.	2,974	285,137
PHARMACEUTICALS—1.7%
Shire PLC.	7,000	622,134
TOBACCO—0.9%
British American Tobacco PLC.	5,575	330,947
TRADING COMPANIES & DISTRIBUTORS—1.1%
Ashtead Group PLC.	26,005	398,686
TOTAL UNITED KINGDOM
(Cost $1,372,409)		1,636,904
UNITED STATES—60.6%
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	1,969	945
AEROSPACE & DEFENSE—1.9%
Honeywell International, Inc.	5,000	525,250
Precision Castparts Corp.	850	165,682
		690,932
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	2,300	235,428
AIRLINES—1.1%
United Continental Holdings, Inc.*	7,000	394,730
APPAREL RETAIL—0.5%
VF Corp.	2,400	185,016
APPLICATION SOFTWARE—0.1%
Palantir Technologies, Inc., Cl. A*,@	3,176	22,581
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
WisdomTree Investments, Inc.	10,000	249,000
AUTO PARTS & EQUIPMENT—1.1%
Delphi Automotive PLC.	5,000	390,400
BIOTECHNOLOGY—3.5%
Celgene Corp.*	1,350	177,188
Gilead Sciences, Inc.	3,000	353,580

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
BIOTECHNOLOGY—(CONT.)
Intercept Pharmaceuticals, Inc.*	850	$224,239
Juno Therapeutics, Inc.*	2,000	97,840
NantKwest, Inc.*	1,815	55,539
Vertex Pharmaceuticals, Inc.*	2,800	378,000
		1,286,386
CABLE & SATELLITE—1.6%
Comcast Corporation, Cl. A	9,150	571,052
CONSTRUCTION MATERIALS—1.3%
Vulcan Materials Co.	5,200	473,304
DRUG RETAIL—1.1%
CVS Caremark Corp.	3,400	382,398
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Acuity Brands, Inc.	1,700	342,023
GENERAL MERCHANDISE STORES—0.7%
Dollar Tree, Inc.*	3,300	257,499
HEALTH CARE EQUIPMENT—0.8%
St. Jude Medical, Inc.	4,100	302,662
HEALTH CARE FACILITIES—2.4%
HCA Holdings, Inc.*	5,000	465,050
Tenet Healthcare Corporation*	7,500	422,250
		887,300
HOME IMPROVEMENT RETAIL—0.7%
The Home Depot, Inc.	2,300	269,169
HOMEBUILDING—1.2%
Toll Brothers, Inc.*	11,200	435,904
HOTELS RESORTS & CRUISE LINES—1.0%
Hilton Worldwide Holdings, Inc.*	14,000	375,900
INDUSTRIAL CONGLOMERATES—1.6%
Danaher Corp.	2,200	201,432
General Electric Co.	15,000	391,500
		592,932
INTERNET RETAIL—0.6%
Amazon.com, Inc.*	400	214,460
INTERNET SOFTWARE & SERVICES—5.4%
Facebook, Inc., Cl. A*	12,900	1,212,729
Google, Inc., Cl. C*	701	438,553
GrubHub, Inc.*	3,500	110,985
LendingClub Corp.*	8,000	116,080
Shutterstock, Inc.*	1,900	101,517
		1,979,864
INVESTMENT BANKING & BROKERAGE—2.4%
Morgan Stanley	13,000	504,920
The Charles Schwab Corp.	11,000	383,680
		888,600
MANAGED HEALTH CARE—1.8%
Aetna, Inc.	2,000	225,940
Cigna Corp.	500	72,030

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
MANAGED HEALTH CARE—(CONT.)
UnitedHealth Group, Inc.	2,800	$339,920
		637,890
MULTI-SECTOR HOLDINGS—1.8%
Berkshire Hathaway Inc., Cl. B*	4,500	642,330
MULTI-UTILITIES—1.7%
Sempra Energy	6,000	610,680
OIL & GAS EQUIPMENT & SERVICES—1.0%
Baker Hughes, Inc.	3,500	203,525
Weatherford International PLC.*	16,500	176,220
		379,745
OIL & GAS EXPLORATION & PRODUCTION—3.6%
Anadarko Petroleum Corp.	8,700	646,845
Devon Energy Corp.	3,000	148,260
EOG Resources, Inc.	6,500	501,735
		1,296,840
OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
Bank of America Corp.	34,100	609,708
PHARMACEUTICALS—4.7%
Allergan PLC.*	2,600	860,990
Bristol-Myers Squibb Co.	6,800	446,352
Jazz Pharmaceuticals PLC.*	2,200	422,928
		1,730,270
RAILROADS—1.2%
Union Pacific Corp.	4,500	439,155
REGIONAL BANKS—0.7%
Citizens Financial Group, Inc.	10,000	260,700
SECURITY & ALARM SERVICES—0.7%
Tyco International PLC.	6,600	250,734
SEMICONDUCTOR EQUIPMENT—0.6%
SunEdison, Inc.*	10,000	232,800
SEMICONDUCTORS—1.0%
Avago Technologies Ltd.	3,000	375,420
SPECIALTY CHEMICALS—1.7%
PPG Industries, Inc.	3,000	325,140
The Sherwin-Williams Co.	1,000	277,760
		602,900
SYSTEMS SOFTWARE—2.1%
Microsoft Corp.	8,300	387,610
ServiceNow, Inc.*	1,400	112,700
TubeMogul, Inc.*	19,000	268,470
		768,780
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.2%
Apple, Inc.	12,700	1,540,510

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	8,000	$286,400
TOTAL UNITED STATES
(Cost $18,581,653)		22,093,347
TOTAL COMMON STOCKS
(Cost $29,224,170)		33,571,565
PREFERRED STOCKS—0.9%	SHARES	VALUE
UNITED STATES—0.9%
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	16,980	8,150
Choicestream, Inc., Cl. B*,@,(a)	36,618	17,577
		25,727
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@	12,951	92,082
Palantir Technologies, Inc., Cl. D*,@	1,687	11,994
		104,076
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc.*,@,(a)	33,858	152,361
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	1,728	65,111
TOTAL UNITED STATES
(Cost $340,540)		347,275
TOTAL PREFERRED STOCKS
(Cost $340,540)		347,275
MASTER LIMITED PARTNERSHIP—2.0%	SHARES	VALUE
UNITED STATES—2.0%
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
The Blackstone Group LP.	18,200	714,350
(Cost $448,653)
REAL ESTATE INVESTMENT TRUST—1.5%	SHARES	VALUE
UNITED STATES—1.5%
MORTGAGE—1.5%
Blackstone Mortgage Trust, Inc., Cl. A	18,500	539,645
(Cost $521,987)
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
UNITED STATES—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	55,986	55,986
(Cost $55,986)
Total Investments
(Cost $30,591,336)(b)	96.7%	35,228,821
Other Assets in Excess of Liabilities	3.3%	1,208,278
NET ASSETS	100.0%	$36,437,099

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2015

(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$30,776,199, amounted to $4,452,622 which consisted of aggregate gross unrealized appreciation of $6,078,349 and aggregate gross unrealized depreciation of $1,625,727.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$571	$945	0.00%
Choicestream, Inc., Cl. A	12/17/2013	13,578	8,150	0.02%
Choicestream, Inc., Cl. B	7/10/2014	21,971	17,577	0.05%
Intarcia Therapeutics, Inc.	3/27/2014	55,970	65,111	0.18%
JS Kred SPV I, LLC.	6/26/2015	55,986	55,986	0.15%
Palantir Technologies, Inc., Cl. A	10/07/2014	20,666	22,581	0.06%
Palantir Technologies, Inc., Cl. B	10/07/2014	85,521	92,082	0.25%
Palantir Technologies, Inc., Cl. D	10/14/2014	11,139	11,994	0.03%
Prosetta Biosciences, Inc.	2/06/2015	152,361	152,361	0.42%
Total			$426,787	1.16%

See Notes to Financial Statements

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:
Alger Global Growth Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Fund qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financial Services –
Investment Companies. The Fund’s investment objective is long-term capital appreciation.
It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries. The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its plan of distribution if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate

Alger Global Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,909,124	$2,901,450	$2,006,729	$945
Consumer Staples	1,833,483	382,398	1,451,085	—
Energy	1,676,585	1,676,585	—	—
Financials	5,264,188	3,089,908	2,174,280	—
Health Care	6,046,551	4,903,790	1,142,761	—
Industrials	4,130,857	3,449,380	681,477	—
Information Technology	7,820,008	6,562,253	1,235,174	22,581
Materials	1,076,204	1,076,204	—	—
Utilities	814,565	814,565	—	—
TOTAL COMMON STOCKS	$33,571,565	$24,856,533	$8,691,506	$23,526
MASTER LIMITED PARTNERSHIP
Financials	714,350	714,350	—	—
PREFERRED STOCKS
Consumer Discretionary	25,727	—	—	25,727
Health Care	217,472	—	—	217,472
Information Technology	104,076	—	—	104,076
TOTAL PREFERRED STOCKS	$347,275	—	—	$347,275
REAL ESTATE INVESTMENT TRUST
Financials	539,645	539,645	—	—
SPECIAL PURPOSE VEHICLE
Financials	55,986	—	—	55,986
TOTAL INVESTMENTS IN
SECURITIES	$35,228,821	$26,110,528	$8,691,506	$426,787

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Global Growth Fund	Common Stocks
Opening balance at November 1, 2014	$20,337
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	3,189
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	23,526
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$3,189

Alger Global Growth Fund	Preferred Stocks
Opening balance at November 1, 2014	$194,620
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	294
Purchases, issuances, sales, and settlements	–
Purchases	152,361
Sales	–
Closing balance at July 31, 2015	347,275
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$294

Special Purpose
Alger Global Growth Fund	Vehicle
Opening balance at November 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	–
Purchases	55,986
Sales	–
Closing balance at July 31, 2015	55,986
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$—

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobervable
	July 31, 2015	Methodology	Input	Input/ Range
Alger Global Growth Fund
Common Stocks	$ 23,526	Income	Income	10-40%
		Approach	Approach
Preferred Stocks	$ 347,275	Income	Income	10-40%
		Approach	Approach
Special Purpose Vehicle	$ 55,986	Cost	Purchase Price	Cost
Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2015, the Alger Global Growth Fund transferred $7,689,783 from Level 1 to
Level 2, utilizing fair value adjusted prices rather than exchange listed prices. . Certain of the
Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Global Growth Fund	$1,914,141	$ 1,914,141	—	—
Total	$1,914,141	$ 1,914,141	—	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Fund seeks to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Fund purchases call options to increase its exposure to the stock market and also provide diversification of risk. The Fund purchases put options in order to protect from significant market declines that may occur over a short period of time.

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund can write covered call and cash secured put options to generate cash flows while reducing the volatility of the Fund’s portfolio. The cash flows may be an important source of the Fund’s return, although written call options may reduce the Fund’s ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Fund with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Fund’s option contracts were not subject to any rights of offset with any counterparty.
All of the Fund’s options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions outstanding for the period ending July 31, 2015

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Fund because the Fund or its affiliates owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2015. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares at			Shares at		Value at
	October 31,			July 31,	Dividend	July 31,
Security	2014	Additions	Reductions	2015	Income	2015
Alger Global Growth Fund
Common Stocks
Choicestream Inc.*	1,969	—	—	1,969	—	$945
Preferred Stocks
Choicestream, Inc.	53,598	—	—	53,598	—	25,727
Class A & Class B*
Prosetta Biosciences,	—	33,858	—	33,858	—	152,361
Inc.*

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Growth Fund

By /s/Hal Liebes

Hal Liebes

President

Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 24, 2015

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 24, 2015